Property and Equipment - Summary of Property and Equipment (Detail) $ in Millions	12 Months Ended
Oct. 31, 2025 CAD ($)
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	$ 3,359
Balance at end of year	3,443
Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	7,477
Additions	684
Disposals	(495)
Adjustments	13
Balance at end of year	7,679
Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(4,118)
Depreciation and impairment	518
Disposals	406
Adjustments	6
Balance at end of year	(4,236)
Right-of-use assets [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,643
Balance at end of year	1,583
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	2,933
Additions	236
Disposals	(120)
Adjustments	5
Balance at end of year	3,054
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(1,290)
Depreciation and impairment	269
Disposals	90
Adjustments	2
Balance at end of year	(1,471)
Land and buildings [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	472
Balance at end of year	492
Land and buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	831
Additions	46
Disposals	(14)
Adjustments	1
Balance at end of year	864
Land and buildings [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(359)
Depreciation and impairment	19
Disposals	7
Adjustments	1
Balance at end of year	(372)
Computer equipment [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	190
Balance at end of year	173
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,087
Additions	68
Disposals	(231)
Adjustments	2
Balance at end of year	926
Computer equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(897)
Depreciation and impairment	85
Disposals	230
Adjustments	1
Balance at end of year	(753)
Office furniture, equipment and other [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	409
Balance at end of year	437
Office furniture, equipment and other [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	956
Additions	134
Disposals	(83)
Adjustments	3
Balance at end of year	1,010
Office furniture, equipment and other [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(547)
Depreciation and impairment	60
Disposals	35
Adjustments	1
Balance at end of year	(573)
Leasehold improvements [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	645
Balance at end of year	758
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,670
Additions	200
Disposals	(47)
Adjustments	2
Balance at end of year	1,825
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(1,025)
Depreciation and impairment	85
Disposals	44
Adjustments	1
Balance at end of year	$ (1,067)